EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2023
EARNINGS PER SHARE
LOSS PER SHARE

15.EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted loss per common share for the years ended December 31, 2023, 2022, and 2021, respectively:

	For the Years Ended
	December 31,
	2023	2022	2021
Net Loss	$(1,845,170)	$(23,738,837)	$(6,747,453)

Weighted average number of ordinary share outstanding
Basic and Diluted	1,534,487	1,534,487	1,459,390

Loss per share
Basic and Diluted	$(1.20)	$(15.47)	$(4.62)

For the years ended December 31, 2023, 2022, and 2021, the Company had no dilutive shares.